Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
(1)	Property, plant and equipment as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,426,253	(27,404)	—	(28,165)	14,370,684
Buildings		25,236,830	(46,227)	(11,870,875)	(5,751)	13,313,977
Structures		86,010,823	(157,881)	(35,111,297)	(9,525)	50,732,120
Machinery		113,735,035	(119,824)	(59,381,603)	(536,386)	53,697,222
Ships		17,845	—	(5,480)	—	12,365
Vehicles		421,349	(2,837)	(337,859)	(116)	80,537
Equipment		2,341,242	(5,932)	(1,909,992)	(375)	424,943
Tools		1,354,532	(62)	(1,190,057)	(1)	164,412
Construction-in-progress		32,031,297	(173,474)	—	(22,795)	31,835,028
Right-of-use assets		6,041,794	—	(2,678,051)	—	3,363,743
Asset retirement costs		17,007,088	—	(7,127,091)	(146,423)	9,733,574
Others		16,255,667	—	(14,108,737)	—	2,146,930

	￦	314,879,755	(533,641)	(133,721,042)	(749,537)	179,875,535

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,577,296	(27,403)	—	(29,241)	14,520,652
Buildings		26,217,223	(41,718)	(12,812,659)	(7,103)	13,355,743
Structures		89,573,695	(149,737)	(37,762,078)	(18,678)	51,643,202
Machinery		122,610,077	(105,546)	(65,120,941)	(533,405)	56,850,185
Ships		17,870	—	(7,336)	—	10,534
Vehicles		452,812	(2,745)	(371,245)	(116)	78,706
Equipment		2,512,223	(3,915)	(2,073,752)	(375)	434,181
Tools		1,428,994	(1,306)	(1,255,257)	(1)	172,430
Construction-in-progress		31,307,153	(223,566)	—	(22,795)	31,060,792
Right-of-use assets		6,031,076	—	(2,984,680)	—	3,046,396
Asset retirement costs		18,283,796	—	(8,388,929)	(146,423)	9,748,444
Others		17,198,254	—	(15,136,756)	—	2,061,498

	￦	330,210,469	(555,936)	(145,913,633)	(758,137)	182,982,763

Summary of Changes in Property, Plant and Equipment
(2)	Changes in property, plant and equipment for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment (*)	Others	Ending balance
		In millions of won

Land	￦	14,270,937	23,519	(15,302)	—	—	118,934	14,398,088
(Government grants)		(27,405)	—	1	—	—	—	(27,404)
Buildings		13,292,200	3,706	(6,221)	(938,549)	—	1,009,068	13,360,204
(Government grants)		(50,437)	—	—	5,070	—	(860)	(46,227)
Structures		50,449,235	18,486	(311,877)	(2,828,065)	—	3,562,222	50,890,001
(Government grants)		(165,608)	—	1,611	9,562	—	(3,446)	(157,881)
Machinery		54,191,785	184,532	(195,673)	(6,062,471)	(6,331)	5,705,204	53,817,046
(Government grants)		(127,126)	—	1,230	17,413	—	(11,341)	(119,824)
Ships		13,476	—	—	(1,812)	—	701	12,365
Vehicles		87,687	5,778	(76)	(40,760)	—	30,745	83,374
(Government grants)		(2,045)	—	—	960	—	(1,752)	(2,837)
Equipment		435,741	62,291	(264)	(206,894)	—	140,001	430,875
(Government grants)		(6,608)	—	—	2,011	—	(1,335)	(5,932)
Tools		178,501	30,598	(364)	(78,487)	—	34,226	164,474
(Government grants)		(99)	—	—	38	—	(1)	(62)
Construction-in-progress		28,041,471	14,069,968	(1,511)	—	(10,700)	(10,090,726)	32,008,502
(Government grants)		(135,926)	5,544	—	—	—	(43,092)	(173,474)
Right-of-use assets		3,711,125	261,862	(2,613)	(536,517)	—	(70,114)	3,363,743
Asset retirement costs		11,288,967	—	—	(1,251,446)	—	(303,947)	9,733,574
Others		2,419,437	1,290	—	(958,649)	—	684,852	2,146,930

	￦	177,865,308	14,667,574	(531,059)	(12,868,596)	(17,031)	759,339	179,875,535

(*)
The Company calculated the actual damage in relation to the fire incident at Taean IGCC gas refinery in January 2023, and recognized ￦6,331 million as an impairment loss. In addition, as the recoverable amount of construction-in-progress of Guam Ukudu Power LLC, a subsidiary of the Group, is less than the book value, ￦10,700 million was recognized as an impairment loss for the year ended December 31, 2023.

		2024
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,398,088	28,390	(38,162)	—	—	159,739	14,548,055
(Government grants)		(27,404)	—	1	—	—	—	(27,403)
Buildings		13,360,204	3,767	(13,366)	(984,288)	(1,351)	1,032,495	13,397,461
(Government grants)		(46,227)	—	—	4,508	—	1	(41,718)
Structures		50,890,001	16,201	(303,046)	(2,873,012)	(9,154)	4,071,949	51,792,939
(Government grants)		(157,881)	—	1,330	9,458	—	(2,644)	(149,737)
Machinery		53,817,046	341,652	(199,670)	(6,311,423)	(735)	9,308,861	56,955,731
(Government grants)		(119,824)	—	522	16,076	—	(2,320)	(105,546)
Ships		12,365	—	—	(1,865)	—	34	10,534
Vehicles		83,374	4,311	(223)	(43,837)	—	37,826	81,451
(Government grants)		(2,837)	—	8	1,233	—	(1,149)	(2,745)
Equipment		430,875	84,020	(236)	(210,376)	—	133,813	438,096
(Government grants)		(5,932)	—	—	2,118	—	(101)	(3,915)
Tools		164,474	32,825	(68)	(82,603)	—	59,108	173,736
(Government grants)		(62)	—	—	341	—	(1,585)	(1,306)
Construction-in-progress		32,008,502	14,335,323	—	—	—	(15,059,467)	31,284,358
(Government grants)		(173,474)	6,806	75	—	—	(56,973)	(223,566)
Right-of-use assets		3,363,743	132,495	(2,252)	(538,995)	—	91,405	3,046,396
Asset retirement costs		9,733,574	—	—	(1,809,280)	—	1,824,150	9,748,444
Others		2,146,930	1,704	—	(1,011,161)	—	924,025	2,061,498

	￦	179,875,535	14,987,494	(555,087)	(13,833,106)	(11,240)	2,519,167	182,982,763